Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,117,720	₩ 1,084,292
Acquisitions	77,420	45,575
Disposals	(47,231)	(11,395)
Depreciation	(24,041)	(24,331)
Others	(58,954)	23,579
Ending	1,064,914	1,117,720
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	392,723	346,879
Acquisitions	20,941	24,116
Disposals	(37,725)	(8,056)
Others	(15,537)	29,784
Ending	360,402	392,723
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	671,539	696,526
Acquisitions	38,831	7,548
Disposals	(9,506)	(3,339)
Depreciation	(23,450)	(24,043)
Others	(43,374)	(5,153)
Ending	634,040	671,539
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	2,147	1,819
Acquisitions		1
Depreciation	(591)	(288)
Others	4,725	615
Ending	6,281	2,147
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Beginning	51,311	39,068
Acquisitions	17,648	13,910
Others	(4,768)	(1,667)
Ending	₩ 64,191	₩ 51,311